Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2013
Ordinary Shares [Abstract]
Schedule of movement of ordinary shares

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Beginning Balance	8,459,272	7,971,465	7,949,965
Shares issued for services	22,000	9,500	21,500
Shares issued for dividends paid	-	478,307	-
Ending Balance	8,481,272	8,459,272	7,971,465